Accounts payable (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable	The following is a table summarizing our accounts payable as of June 30, 2020 and December 31, 2019:

	As of
In thousands of U.S. dollars	June 30, 2020	December 31, 2019
Scorpio Ship Management S.A.M. (SSM)	$2,480	$2,454
Scorpio Handymax Tanker Pool Limited	634	116
Scorpio Services Holding Limited (SSH)	595	353
Scorpio LR2 Pool Limited	448	—
Amounts due to a related party port agent	165	58
Amounts due to a related party bunker supplier	103	—
Scorpio LR1 Pool Limited	2	325
Scorpio MR Pool Limited	—	19
Scorpio Commercial Management S.A.M. (SCM)	72	14
Accounts payable to related parties	4,499	3,339

Suppliers	12,874	19,783
	$17,373	$23,122